Nature of business and organization - Activities (Details)	Jun. 30, 2021
Xiangtai BVI | Xiangtai Cayman
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai HK | Xiangtai BVI
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Xiangtai WFOE | Xiangtai HK
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
GA Yongpeng | Xiangtai WFOE
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
CQ Pengmei | Xiangtai WFOE
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
JMC | Xiangtai WFOE
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Silanchi | Xiangtai Cayman
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Haochuangge | Silanchi
Noncontrolling Interest, Ownership Percentage by Parent	100.00%